Loans Receivable and Allowance for Loan Losses (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Impaired loans, none of which had a related allowance
Related Allowance
Total impaired loans, Recorded Investment	779	1,165
Total impaired loans, Unpaid Principal Balance	969	1,375
Total impaired loans, Average Recorded Investment	846	1,433
Total impaired loans, Interest Income Recognized	31	78
Real estate loans [Member] | One-to-four family [Member]
Impaired loans, none of which had a related allowance
With no related allowance recorded, Recorded Investment	528	909
With no related allowance recorded, Unpaid Principal Balance	718	1,119
Related Allowance
With no related allowance recorded, Average Recorded Investment	593	1,104
With no related allowance recorded, Interest Income Recognized	19	50
Real estate loans [Member] | Commercial [Member]
Impaired loans, none of which had a related allowance
With no related allowance recorded, Recorded Investment	251	256
With no related allowance recorded, Unpaid Principal Balance	251	256
Related Allowance
With no related allowance recorded, Average Recorded Investment	253	329
With no related allowance recorded, Interest Income Recognized	$ 12	$ 28